Segment Information - Summary of Statement of Cash Flows Business (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Net income	¥ 2,492,967	¥ 2,874,614	¥ 2,282,378
Depreciation and amortization	2,039,904	1,821,880	1,644,290
Share of profit (loss) of investments accounted for using the equity method	(643,063)	(560,346)	(351,029)
Income tax expense	1,175,765	1,115,918	649,976
Interest received	1,516,404	835,739	776,748
Dividends received	460,351	347,387	294,520
Interest paid	(593,216)	(418,043)	(459,181)
Income taxes paid, net of refunds	(1,297,224)	(809,763)	(810,117)
Net cash provided by (used in) operating activities	2,955,076	3,722,615	2,727,162
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,450,196)	(1,197,266)	(1,213,903)
Additions to equipment leased to others	(1,907,356)	(2,286,893)	(2,275,595)
Proceeds from sales of fixed assets excluding equipment leased to others	56,436	37,749	40,542
Proceeds from sales of equipment leased to others	1,659,161	1,542,132	1,371,699
Additions to intangible assets	(348,280)	(346,085)	(278,447)
Additions to public and corporate bonds and stocks	(1,150,214)	(2,427,911)	(2,729,171)
Other, net	207,829	1,898,143	(1,661,218)
Net cash provided by (used in) investing activities	(1,598,890)	(577,496)	(4,684,175)
Cash flows from financing activities
Increase (decrease) in short-term debt	239,689	(579,216)	(1,038,438)
Proceeds from long-term debt	9,276,918	8,122,678	9,656,216
Payments of long-term debt	(8,353,033)	(8,843,665)	(5,416,376)
Dividends paid to Toyota Motor Corporation common shareholders	(727,980)	(709,872)	(625,514)
Dividends paid to non-controlling interests	(84,986)	(51,723)	(36,598)
Other, net	24,310
Net cash provided by (used in) financing activities	(56,180)	(2,466,516)	2,739,174
Effect of exchange rate changes on cash and cash equivalents	103,305	334,195	220,245
Net increase (decrease) in cash and cash equivalents	1,403,311	1,012,798	1,002,406
Cash and cash equivalents at beginning of year	6,113,655	5,100,857	4,098,450
Cash and cash equivalents at end of year	7,516,966	6,113,655	5,100,857
Non-Financial Services Businesses [Member]
Cash flows from operating activities
Net income	2,188,893	2,388,928	1,911,442
Depreciation and amortization	1,240,749	1,060,079	928,533
Share of profit (loss) of investments accounted for using the equity method	(633,324)	(552,515)	(345,374)
Income tax expense	1,040,864	944,594	528,413
Changes in operating assets and liabilities, and other	463,871	(572,082)	(262,407)
Interest received	234,945	100,118	123,606
Dividends received	454,752	342,646	290,618
Interest paid	(28,206)	(40,780)	(35,371)
Income taxes paid, net of refunds	(1,280,341)	(544,887)	(505,260)
Net cash provided by (used in) operating activities	3,682,203	3,126,101	2,634,200
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,439,724)	(1,186,900)	(1,203,662)
Additions to equipment leased to others	(147,792)	(151,456)	(142,217)
Proceeds from sales of fixed assets excluding equipment leased to others	54,572	36,219	38,575
Proceeds from sales of equipment leased to others	44,195	45,183	46,461
Additions to intangible assets	(333,295)	(335,436)	(271,274)
Additions to public and corporate bonds and stocks	(503,977)	(1,904,588)	(2,511,346)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	892,814	1,989,345	1,982,302
Other, net	236,351	1,856,069	(1,339,372)
Net cash provided by (used in) investing activities	(1,196,856)	348,436	(3,400,534)
Cash flows from financing activities
Increase (decrease) in short-term debt	142,688	(164,899)	213,716
Proceeds from long-term debt	474,535	513,371	1,662,593
Payments of long-term debt	(637,982)	(1,818,653)	(170,373)
Dividends paid to Toyota Motor Corporation common shareholders	(727,980)	(709,872)	(625,514)
Dividends paid to non-controlling interests	(79,782)	(49,629)	(34,840)
Reissuance (repurchase) of treasury stock	(431,099)	(404,718)	199,884
Other, net	21,458
Net cash provided by (used in) financing activities	(1,238,161)	(2,634,401)	1,245,465
Effect of exchange rate changes on cash and cash equivalents	1,690	185,237	112,588
Net increase (decrease) in cash and cash equivalents	1,248,876	1,025,373	591,719
Cash and cash equivalents at beginning of year	4,299,522	3,274,149	2,682,431
Cash and cash equivalents at end of year	5,548,398	4,299,522	3,274,149
Financial Services Business [Member]
Cash flows from operating activities
Net income	297,600	485,690	370,967
Depreciation and amortization	799,156	761,801	715,757
Interest income and interest costs related to financial services, net	(703,971)	(360,837)	(241,016)
Share of profit (loss) of investments accounted for using the equity method	(9,739)	(7,831)	(5,655)
Income tax expense	134,903	171,327	121,536
Changes in operating assets and liabilities, and other	(1,958,779)	(623,051)	(780,798)
Interest received	1,291,100	742,364	661,272
Dividends received	5,599	4,740	3,901
Interest paid	(574,650)	(384,006)	(431,939)
Income taxes paid, net of refunds	(16,883)	(264,876)	(304,856)
Net cash provided by (used in) operating activities	(735,664)	525,321	109,168
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(10,472)	(10,366)	(10,240)
Additions to equipment leased to others	(1,759,564)	(2,135,437)	(2,133,378)
Proceeds from sales of fixed assets excluding equipment leased to others	1,865	1,530	1,967
Proceeds from sales of equipment leased to others	1,614,965	1,496,949	1,325,238
Additions to intangible assets	(14,985)	(10,650)	(7,173)
Additions to public and corporate bonds and stocks	(646,237)	(523,323)	(217,825)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	440,915	213,291	79,616
Other, net	(30,385)	113,635	(35,893)
Net cash provided by (used in) investing activities	(403,898)	(854,370)	(997,688)
Cash flows from financing activities
Increase (decrease) in short-term debt	171,293	(488,495)	(1,517,259)
Proceeds from long-term debt	8,892,261	7,800,854	8,043,141
Payments of long-term debt	(7,868,820)	(7,142,750)	(5,332,573)
Dividends paid to non-controlling interests	(5,204)	(2,094)	(1,757)
Other, net	2,853
Net cash provided by (used in) financing activities	1,192,382	167,516	1,191,551
Effect of exchange rate changes on cash and cash equivalents	101,615	148,958	107,657
Net increase (decrease) in cash and cash equivalents	154,436	(12,575)	410,688
Cash and cash equivalents at beginning of year	1,814,133	1,826,707	1,416,020
Cash and cash equivalents at end of year	¥ 1,968,568	¥ 1,814,133	¥ 1,826,707